LOAN RECEIVABLE	6 Months Ended
Jun. 30, 2024
Loan Receivable
LOAN RECEIVABLE

9. LOAN RECEIVABLE

From March 31, 2023 to June 30, 2024, Anhui Zhongjun Enterprise Management Co., Ltd (“Anhui Zhongjun”) borrowed a total of $ 10,768,000 from Antelope Enterprise Holdings (Chengdu) Co., Ltd. This loan will be repaid in installments over a period of three years from the date of disbursement.